UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21186

Williams Capital Management Trust
(Exact name of registrant as specified in charter)

570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)

DiAnne Calabrisotto

Chief Compliance Officer

Williams Capital Management, LLC
570 Seventh Avenue, Suite 504

New York, NY 10018

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 461-6020

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for Williams Capital Government Money Market Fund (the “Fund”), a series of Williams Capital Management Trust (the “registrant”), pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (64.8%):
	Federal Farm Credit Bank (8.3%):
$12,000,000	0.42%, 3/17/14†	$ 12,004,822
2,815,000	2.625%, 4/17/14	2,829,625
15,180,000	0.10%, 5/01/14†	15,179,636
6,040,000	0.32%, 5/16/14	6,043,442
8,400,000	0.25%, 5/21/14†	8,404,511
5,000,000	0.16%, 6/11/14	5,000,503
1,524,000	2.80%, 11/05/14	1,554,314
6,000,000	0.60%, 11/10/14	6,019,803
		57,036,656
	Federal Home Loan Bank (21.4%):
5,000,000	0.28%, 2/24/14	5,000,622
7,500,000	0.128%, 3/03/14†	7,500,225
9,000,000	0.08%, 3/10/14	9,000,042
6,165,000	2.375%, 3/14/14	6,181,683
10,580,000	0.06%, 3/20/14	10,579,835
10,000,000	0.125%, 3/27/14	10,000,225
15,000,000	0.25%, 4/11/14	15,003,758
18,000,000	0.10%, 5/15/14†	18,000,004
1,895,000	0.11%, 5/19/14	1,894,883
5,000,000	0.12%, 5/27/14	5,000,638
6,060,000	0.12%, 5/28/14	6,059,593
1,785,000	5.25%, 6/18/14	1,819,342
5,000,000	0.10%, 7/30/14	4,999,627
30,200,000	0.075%, 8/15/14†	30,196,313
10,000,000	0.087%, 8/22/14†	9,998,779
2,500,000	0.21%, 9/12/14	2,500,728
2,105,000	3.25%, 9/12/14	2,144,647
1,150,000	0.125%, 10/21/14	1,149,653
		147,030,597

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Federal Home Loan Bank, Discount Notes (9.0%):
$ 5,000,000	0.10%, 2/14/14††	$ 4,999,819
15,000,000	0.10%, 3/21/14††	14,998,000
7,000,000	0.09%, 3/26/14††	6,999,073
10,000,000	0.085%, 4/02/14††	9,998,583
9,500,000	0.095%, 4/04/14††	9,498,446
13,050,000	0.085%-0.10%, 4/09/14††	13,047,711
2,500,000	0.095%, 4/11/14††	2,499,545
		62,041,177
	Federal Home Loan Mortgage Corp. (9.9%):
5,000,000	1.375%, 2/25/14	5,004,184
25,050,000	0.30%, 3/21/14	25,058,126
1,475,000	2.50%, 4/23/14	1,482,848
14,938,000	0.375%, 4/28/14	14,947,465
10,000,000	5.00%, 7/15/14	10,219,780
7,050,000	0.375%, 8/28/14	7,058,559
4,100,000	0.50%, 9/19/14	4,108,716
		67,879,678
	Federal Home Loan Mortgage Corp., Discount Notes (1.6%):
1,100,000	0.07%, 2/19/14††	1,099,962
10,000,000	0.06%-0.08%, 3/13/14††	9,999,244
		11,099,206
	Federal National Mortgage Association (12.0%):
9,003,000	2.75%, 2/05/14	9,005,604
10,000,000	1.35%, 2/24/14	10,007,744
7,000,000	1.25%, 2/27/14	7,005,897
10,000,000	2.75%, 3/13/14	10,030,206
15,000,000	0.137%, 6/20/14†	15,002,266
9,095,000	0.36%, 6/23/14†	9,103,243
7,000,000	1.125%, 6/27/14	7,029,168
14,853,000	0.625%, 10/30/14	14,905,804
		82,089,932
	Federal National Mortgage Association, Discount Notes (2.6%):
12,000,000	0.06%, 2/25/14††	11,999,520
6,000,000	0.10%, 3/03/14††	5,999,500
		17,999,020
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $445,176,266)		445,176,266

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED) (CONTINUED)

Principal Amount		Value
U.S. GOVERNMENT TREASURY OBLIGATIONS (10.0%):
	U.S. Treasury Notes (10.0%):
$25,000,000	1.875%, 2/28/14	$ 25,033,705
10,000,000	1.25%, 3/15/14	10,013,816
4,000,000	1.875%, 4/30/14	4,017,689
15,000,000	0.25%, 5/31/14	15,007,423
7,000,000	2.625%, 6/30/14	7,071,991
7,375,000	2.625%, 7/31/14	7,466,579
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $68,611,203)		68,611,203
REPURCHASE AGREEMENTS (20.9%):
37,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.02%, dated 1/31/14, due 2/03/14 in the amount of $37,000,021, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 2.125%, 1/31/21) with a value including accrued interest of $37,740,042	37,000,000
46,803,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.01%, dated 1/31/14, due 2/03/14 in the amount of $46,803,013, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.50%, 1/31/19) with a value including accrued interest of $47,742,334	46,803,000
60,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.02%, dated 1/31/14, due 2/03/14 in the amount of $60,000,033, collateralized by U.S. Government Treasury Securities (U.S. Treasury Notes, 0.00%, 0.75%, 0.00%, 4/17/14, 2/28/18, 8/15/25, respectively) with a value including accrued interest of $61,200,027	60,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $143,803,000)		143,803,000
OTHER SHORT-TERM INVESTMENTS (4.2%):
29,000,000	JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%	29,000,000
863	Northern Institutional Funds - U.S. Government Portfolio, 0.01%	863
TOTAL OTHER SHORT-TERM INVESTMENTS
(Cost $29,000,863)		29,000,863

TOTAL INVESTMENTS
(Cost $686,591,332)(a)	99.9%	686,591,332
Other assets in excess of liabilities	0.1%	797,289
NET ASSETS	100.0%	$ 687,388,621

Percentages indicated are based on net assets of $687,388,621.

†	Variable rate security. The rate presented is the rate in effect at January 31, 2014.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in the valuing of the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$-	$445,176,266	$-	$445,176,266
U.S. Government Treasury Obligations	-	68,611,203	-	68,611,203
Repurchase Agreements	-	143,803,000	-	143,803,000
Other Short-Term Investments	29,000,863	-	-	29,000,863
Total	$29,000,863	$657,590,469	$-	$686,591,332

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on October 31, 2013.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED) (CONTINUED)

Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees of Williams Capital Management Trust. Shares of open-end investment companies are valued at their net asset value. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By:	/s/ Christopher J. Williams

Christopher J. Williams, President and Treasurer

(Principal Executive Officer)

(Principal Financial Officer)

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Williams

Christopher J. Williams, President

(Principal Executive Officer)

Date:	March 25, 2014

By:	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

(Principal Financial Officer)

Date:	March 25, 2014